UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.9%
AUSTRALIA 6.3%
REAL ESTATE
DIVERSIFIED 2.1%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group(b)	1,305,258	9,174,085
		9,174,085
RETAIL 4.2%
Scentre Group(b)	2,194,455	7,922,385
Vicinity Centres(b)	4,372,841	10,664,322
		18,586,707
TOTAL AUSTRALIA		27,760,792

AUSTRIA 1.3%
REAL ESTATE—DIVERSIFIED
BUWOG AG(b),(c)	204,684	5,537,126

CANADA 3.0%
REAL ESTATE
OFFICE 1.9%
Allied Properties REIT	295,298	8,481,138

RETAIL 1.1%
Smart Real Estate Investment Trust	183,660	4,948,650
TOTAL CANADA		13,429,788

FRANCE 4.8%
REAL ESTATE
DIVERSIFIED 0.8%
Gecina SA(b)	24,186	3,811,460

RETAIL 4.0%
Klepierre(b)	385,372	17,689,698
TOTAL FRANCE		21,501,158

GERMANY 3.5%
REAL ESTATE
DIVERSIFIED 0.7%
ADO Properties SA, 144A(b),(d)	74,923	2,997,633

OFFICE 0.8%
Alstria Office REIT AG(b),(c)	262,104	3,599,772

RESIDENTIAL 2.0%
Deutsche Wohnen AG(b)	243,868	8,873,883
TOTAL GERMANY		15,471,288

	Number of Shares	Value
HONG KONG 8.6%
REAL ESTATE
DIVERSIFIED 7.0%
Cheung Kong Property Holdings Ltd.(b)	1,366,500	$10,051,775
Hang Lung Properties Ltd.(b)	1,704,000	3,865,247
Sun Hung Kai Properties Ltd.(b)	613,158	9,321,691
Wharf Holdings Ltd.\The(b)	1,055,000	7,740,083
		30,978,796
OFFICE 0.6%
Hongkong Land Holdings Ltd. (USD)(b)	361,134	2,573,000

RETAIL 1.0%
Link REIT(b)	606,500	4,477,237
TOTAL HONG KONG		38,029,033

JAPAN 12.7%
REAL ESTATE
DIVERSIFIED 9.1%
Activia Properties(b)	583	3,100,195
Invincible Investment Corp.(b)	2,130	1,191,892
Mitsubishi Estate Co., Ltd.(b)	444,000	8,332,352
Mitsui Fudosan Co., Ltd.(b)	543,877	11,570,661
Nomura Real Estate Master Fund(b)	1,969	3,284,015
Orix JREIT(b)	2,336	4,102,099
Tokyo Tatemono Co., Ltd.(b)	738,400	8,882,342
		40,463,556
OFFICE 2.5%
Hulic REIT(b)	2,685	4,794,821
Nippon Building Fund(b)	999	6,329,510
		11,124,331
RETAIL 1.1%
Japan Retail Fund Investment Corp.(b)	2,024	4,991,928
TOTAL JAPAN		56,579,815

NETHERLANDS 0.3%
REAL ESTATE—DIVERSIFIED
Nieuwe Steen Investments NV(b)	371,367	1,534,504

	Number of Shares	Value
SINGAPORE 0.8%
REAL ESTATE—RETAIL
CapitaLand Mall Trust(b)	2,159,100	$3,439,834

SPAIN 1.5%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(b),(c)	230,609	3,093,202
Merlin Properties Socimi SA(b)	303,170	3,589,870
TOTAL SPAIN		6,683,072

UNITED KINGDOM 7.3%
REAL ESTATE
DIVERSIFIED 1.0%
LondonMetric Property PLC(b)	2,160,423	4,474,747

HEALTH CARE 0.5%
Assura PLC	2,662,546	2,011,966

INDUSTRIALS 2.1%
Segro PLC(b)	1,592,148	9,353,986

RESIDENTIAL 0.7%
UNITE Group PLC/The(b)	362,520	2,979,313

RETAIL 1.7%
Hammerson PLC(b)	999,861	7,609,697

SELF STORAGE 1.3%
Big Yellow Group PLC(b)	588,962	5,941,357
TOTAL UNITED KINGDOM		32,371,066

UNITED STATES 49.8%
REAL ESTATE
HEALTH CARE 4.2%
HCP	436,090	16,549,616
Omega Healthcare Investors	61,641	2,185,173
		18,734,789
HOTEL 2.5%
Hilton Worldwide Holdings	251,761	5,772,880
Pebblebrook Hotel Trust	118,883	3,162,288
Sunstone Hotel Investors	174,208	2,228,120
		11,163,288
INDUSTRIALS 2.6%
Prologis	212,778	11,392,134

	Number of Shares	Value
NET LEASE 4.1%
Gaming and Leisure Properties	202,038	$6,758,171
Spirit Realty Capital	843,171	11,239,470
		17,997,641
OFFICE 8.1%
Alexandria Real Estate Equities	71,625	7,790,651
Cousins Properties	429,818	4,487,300
Douglas Emmett	139,426	5,107,174
Empire State Realty Trust, Class A	271,701	5,692,136
Hudson Pacific Properties	145,200	4,772,724
Kilroy Realty Corp.	116,185	8,057,430
		35,907,415
RESIDENTIAL 15.5%
APARTMENT 12.0%
American Homes 4 Rent, Class A	258,064	5,584,505
Apartment Investment & Management Co.	132,733	6,093,772
AvalonBay Communities	43,217	7,685,711
Education Realty Trust	207,603	8,955,994
Equity Residential	50,486	3,247,764
Essex Property Trust	48,986	10,909,182
UDR	293,962	10,579,692
		53,056,620
MANUFACTURED HOME 3.5%
Equity Lifestyle Properties	71,631	5,528,481
Sun Communities	130,246	10,221,706
		15,750,187
TOTAL RESIDENTIAL		68,806,807

SHOPPING CENTERS 9.5%
COMMUNITY CENTER 3.7%
Brixmor Property Group	342,811	9,526,718
Ramco-Gershenson Properties Trust	122,139	2,288,885
Tanger Factory Outlet Centers	115,011	4,480,828
		16,296,431
REGIONAL MALL 5.8%
Simon Property Group	125,838	26,049,724
TOTAL SHOPPING CENTERS		42,346,155

		Number of Shares	Value
SPECIALTY 3.3%
Digital Realty Trust		72,718	$7,062,372
DuPont Fabros Technology		110,311	4,550,329
QTS Realty Trust, Class A		56,922	3,008,328
			14,621,029
TOTAL UNITED STATES			220,969,258
TOTAL COMMON STOCK (Identified cost—$389,995,972)			443,306,734

SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)		1,000,000	1,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,000,000)			1,000,000

TOTAL INVESTMENTS (Identified cost—$390,995,972)	100.1%		444,306,734

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(301,050)

NET ASSETS	100.0%		$444,005,684

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 46.6% of the net assets of the Fund, of which 46.6% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors

(c)	Non-income producing security.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.7% of the net assets of the Fund, of which 0.0% are illiquid.
(e)	Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	23.8
Residential	18.2
Retail	13.9
Office	13.9
Shopping Centers	9.5
Health Care	4.7
Industrials	4.7
Net Lease	4.1
Specialty	3.3
Hotel	2.5
Self Storage	1.3
Other	0.1
100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$27,760,792	$—	$27,760,792	$—	(a)
Canada	13,429,788	13,429,788	—	—
United Kingdom	32,371,066	2,011,966	30,359,100	—
United States	220,969,258	220,969,258	—	—
Other Countries	148,775,830	—	148,775,830	—
Short-Term Investment	1,000,000	—	1,000,000	—
Total Investments(b)	$444,306,734	$236,411,012	$207,895,722	$—

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$390,995,972
Gross unrealized appreciation	$55,838,676
Gross unrealized depreciation	(2,527,914)
Net unrealized appreciation	$53,310,762

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 23, 2016